Future Minimum Principal Payments of Debt (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022 (for the remainder of)	$ 103,627
2023	93,980	$ 6,947,056
2024	18,255	93,943
2025	7,333	18,267
2026		7,332
2026
Long-term Debt, Total	$ 223,195	$ 7,066,598